[COOLEY GODWARD KRONISH LLP LETTERHEAD]

JAMES F. FULTON, JR. (650) 843-5103 fultonjf@cooley.com

October 3, 2007

VIA EDGAR AND COURIER

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549
Attn: Sonia Barros, Esq.

RE:

RE: ARYx Therapeutics, Inc.
Amendment No. 1 to the Registration Statement on Form S-1
Registration No. 333-145813

Ladies and Gentlemen:

        On behalf of ARYx Therapeutics, Inc. (the "Registrant"), we are transmitting for filing Amendment No. 1 (the "Amendment") to the Registration Statement on Form S-1, File No. 333-145813 (the "Registration Statement"). The Amendment is being filed for the purpose of (i) amending the Registration Statement in response to comments received from the staff of the U.S. Securities and Exchange Commission (the "Commission") on September 26, 2007 and (ii) filing therewith Exhibits 10.17 (the "Exhibit"). In connection with the filing of the Amendment, we have submitted, on behalf of the Registrant, a confidential treatment request in paper format to the Commission with respect to the omitted portions of the Exhibit pursuant to Rule 406 promulgated under the Securities Act of 1933, as amended.

        In connection with the filing of the Amendment, we are forwarding a courtesy package in paper format to the staff of the Commission, in care of Ms. Sonia Barros, consisting of (i) a copy of this letter, (ii) two (2) clean copies of the Exhibit and the Amendment and (iii) two (2) copies of the Amendment marked to show changes from the initial filing of the Registration Statement with the Commission on August 30, 2007.

        Please direct any questions or comments regarding this filing to me at (650) 843-5103.

Sincerely,

/s/  JAMES F. FULTON, JR.

James F. Fulton, Jr., Esq.

cc:
Paul Goddard, Ph.D., ARYx Therapeutics, Inc.
Bruce K. Dallas, Esq., Davis Polk & Wardwell
Michael Hildreth, Ernst & Young LLP